Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Loss before income taxes was as follows (in thousands):

	Year Ended December 31,
	2016	2017	2018

Domestic	$(20,466)	$(96,814)	$(130,144)
Foreign	348	602	2,224
Total	$(20,118)	$(96,212)	$(127,920)

Schedule of Components of Income Tax Expense (Benefit)
Provision for income taxes consisted of the following components (in thousands):

	Year Ended December 31,
	2016	2017	2018

Current:
State	$15	$10	$26
Foreign	479	397	890
Total current tax expense	$494	$407	$916
Deferred:
State	$—	$—	$—
Foreign	—	(83)	(252)
Total deferred tax benefit	$—	$(83)	$(252)
Provision for income taxes	$494	$324	$664

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the differences between the federal statutory income tax rate in effect in each year to the Company’s effective tax rate:

	Year Ended December 31,
	2016	2017	2018

Statutory federal tax rate	34.0%	34.0%	21.0%
Rate benefit from flow-through entity	(33.6)	(33.8)	—
Loss attributable to non-controlling interests	—	—	(10.9)
Effect of income tax rate change	—	(1.8)	—
Change in valuation allowance	(3.3)	1.4	(10.7)
Foreign taxes	(2.4)	(0.3)	(0.1)
Effect of excess tax benefits relating to equity-based compensation	2.5	—	—
Research and development credit	0.4	—	0.2
State tax, net of federal tax effect	(0.1)	—	0.9
Other	—	0.2	(0.9)
Effective tax rate	(2.5)%	(0.3)%	(0.5)%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2017	2018

Deferred tax assets:
Net operating loss carryforwards	$3,189	$18,591
Partnership outside basis difference	164	39,133
Research and development credits	151	573
Compensation and benefits	—	324
Other	84	—
Less valuation allowance	(3,044)	(57,957)
Total deferred tax assets	544	664
Deferred tax liabilities:
Content library and intangible assets	(461)	(343)
Total deferred tax liabilities	(461)	(343)
Net deferred tax assets	$83	$321

Summary of Income Tax Contingencies
The following summarizes activity related to unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2016	2017	2018

Unrecognized benefit—beginning of the year	$57	$568	$853
Gross increases—prior period positions	186	—	—
Gross increases—current period positions	325	285	424
Unrecognized benefit—end of period	$568	$853	$1,277